CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY DEFICIT - USD ($)	Total	Class A Ordinary Shares [Member]	Class A Ordinary Shares [Member] Series Angel Redeemable Convertible Preferred Shares [Member]	Class A Ordinary Shares [Member] Series Pre-A Redeemable Convertible Preferred Shares [Member]	Class A Ordinary Shares [Member] Series A Redeemable Convertible Preferred Shares [Member]	Class B Ordinary Shares [Member]	Class A Redeemable Convertible Preferred Stock [Member]	Class C Redeemable Convertible Preferred Stock [Member]	Series Angel Redeemable Convertible Preferred Shares [Member]	Series Pre-A Redeemable Convertible Preferred Shares [Member]	Series A Redeemable Convertible Preferred Shares [Member]	Ordinary Shares [Member]	Subscriptions receivable [Member]	Additional paid-in capital [Member]	Additional paid-in capital [Member] Series Angel Redeemable Convertible Preferred Shares [Member]	Additional paid-in capital [Member] Series Pre-A Redeemable Convertible Preferred Shares [Member]	Additional paid-in capital [Member] Series A Redeemable Convertible Preferred Shares [Member]	Accumulated other comprehensive income (loss) [Member]	Retained earnings [Member]	Retained earnings [Member] Class A Redeemable Convertible Preferred Stock [Member]	Retained earnings [Member] Class C Redeemable Convertible Preferred Stock [Member]	Retained earnings [Member] Series Pre-A Redeemable Convertible Preferred Shares [Member]
Balance at Dec. 31, 2017	$ 2,044,391																	$ 48,900	$ 1,995,491
Deemed dividend							$ (2,700,000)	$ (3,781,363)		$ (3,570,201)										$ (2,700,000)	$ (3,781,363)	$ (3,570,201)
Issuance of Ordinary Shares												$ 7,339	$ (7,339)
Issuance of Ordinary Shares, Shares												73,393,941
Accretion of redeemable convertible preferred shares	(1,127,052)																		(1,127,052)
Net Income	20,241,623																		20,241,623
Foreign currency translation adjustments, net of nil income taxes	(49,830)																	(49,830)
Unrealized holding gains on short-term investments, net of income taxes	8,007																	8,007
Reclassification adjustment for gains on short-term investments realized in net income, net of income taxes	(4,284)																	(4,284)
Distribution to the shareholders of FYXTech BVI and Shenzhen Yale in connection with the Reorganization (note 1)	(18,178,929)																	(32,838)	(18,146,091)
Balance at Dec. 31, 2018	(7,117,638)											$ 7,339	(7,339)					(30,045)	(7,087,593)
Balance, Shares at Dec. 31, 2018												73,393,941
Accretion of redeemable convertible preferred shares	(1,940,252)																		(1,940,252)
Net Income	28,924,803																		28,924,803
Foreign currency translation adjustments, net of nil income taxes	25,412																	25,412
Unrealized holding gains on short-term investments, net of income taxes	30,527																	30,527
Reclassification adjustment for gains on short-term investments realized in net income, net of income taxes	(20,676)																	(20,676)
Balance at Dec. 31, 2019	19,902,176											$ 7,339	(7,339)					5,218	19,896,958
Balance, Shares at Dec. 31, 2019												73,393,941
Issuance of Ordinary Shares	132,344,840	$ 1,930												$ 132,342,910
Issuance of Ordinary Shares, Shares		19,300,000
Accretion of redeemable convertible preferred shares	(1,577,026)																		(1,577,026)
Net Income	3,213,386																		3,213,386
Foreign currency translation adjustments, net of nil income taxes	368,771																	368,771
Unrealized holding gains on short-term investments, net of income taxes	10,496																	10,496
Reclassification adjustment for gains on short-term investments realized in net income, net of income taxes	(10,496)																	(10,496)
Dividend to shareholders	(9,010,045)																		(9,010,045)
Re-designation of Ordinary Shares into Class A and Class B Ordinary Shares immediately prior to the completion of the initial public offering		$ 4,866				$ 2,473						$ (7,339)
Re-designation of Ordinary Shares into Class A and Class B Ordinary Shares immediately prior to the completion of the initial public offering, Shares		48,659,928				24,734,013						(73,393,941)
Conversion of Preferred Shares into Ordinary Shares			$ 496	$ 992	$ 3,636				$ 287,907	$ 3,570,201	$ 23,621,628				$ 287,411	$ 3,569,209	$ 23,617,992
Conversion of Preferred Shares into Ordinary Shares, Shares			4,955,327	9,917,226	36,363,636
Contribution from ordinary shareholders	7,339												$ 7,339
Share-based compensation	60,805,483													60,805,483
Balance at Dec. 31, 2020	$ 233,534,660	$ 11,920				$ 2,473								$ 220,623,005				$ 373,989	$ 12,523,273
Balance, Shares at Dec. 31, 2020		119,196,117				24,734,013